[Letterhead of Sutherland Asbill & Brennan LLP]


November 8, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Rule 497(j) Filing for Southern Farm Bureau Life Variable Account
	(File Nos. 333-79865; 811-9371)

Commissioners:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and Statement of Additional Information that would have been filed would not have differed from the prospectus and Statement of Additional Information contained in the registrant's most recent pre-effective amendment filed with the Securities and Exchange Commission on October 12, 1999.

If you have any questions, please contact the undersigned at 202-383-0261.

Sincerely,

/s/ Lloyd F. Bernard

Lloyd F. Bernard